Pension and other post-retirement benefits (Tables)	6 Months Ended
Jun. 30, 2019
Components of total pension costs
Components of net periodic benefit costs
in	2Q19	1Q19	2Q18	6M19	6M18
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	68	67	65	135	130
Interest costs on benefit obligation	34	46	39	80	78
Expected return on plan assets	(126)	(125)	(150)	(251)	(299)
Amortization of recognized prior service cost/(credit)	(41)	(30)	(31)	(71)	(63)
Amortization of recognized actuarial losses	80	76	90	156	179
Settlement losses/(gains)	0	0	0	0	(1)
Curtailment losses/(gains)	0	0	(6)	0	(13)
Special termination benefits	2	8	10	10	17
Net periodic benefit costs	17	42	17	59	28
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses or, until the end of 4Q18, in restructuring expenses.

Bank
Components of total pension costs
Components of net periodic benefit costs
in	6M19	6M18
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	8	8
Interest costs on benefit obligation	50	47
Expected return on plan assets	(55)	(58)
Amortization of recognized actuarial losses	10	26
Net periodic benefit costs	13	23
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses or, until the end of 2018, in restructuring expenses.